Inventories Inventory (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventory, Finished Goods, Net of Reserves	$ 532,968	$ 531,897
Inventory, Work in Process, Net of Reserves	732,294	733,025
Inventory, Raw Materials, Net of Reserves	106,419	112,483
Inventory, Net	$ 1,371,681	$ 1,377,405